Note 23 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
(
23
)
Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) for unrealized gains and losses securities available for sale for the years ended
December 31, 2017,
2016
and
2015
are as follows:

	201 7	201 6	201 5

Beginning Balanc e	$(5,022,140)	$(4,434,351)	$(4,844,974)

Other Comprehensive Incom e Before Reclassificatio n	(401,514)	(333,542)	403,055

Amounts Reclassified from Accumulate d Other Comprehensive Incom e	-	(254,247)	7,568
TCJ Ac t	(1,068,295)	-	-

Net Current Period Other Comprehensive Income	(1,469,809)	(587,789)	410,623

Ending Balanc e	$(6,491,949)	$(5,022,140)	$(4,434,351)